Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Expense Recognized by Company for Stock-Based Compensation

The following table shows the expense recognized by the Company for stock-based compensation (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Stock option compensation expense:
Performance vested stock options	$22,151	$12,568	$6,693
Restricted stock award amortization	—	6	11

	$22,151	$12,574	$6,704

Weighted Average Assumptions for all Options Granted Estimated at Grant Date using Black-Scholes-Merton Option-Pricing Model

The fair value of the Company’s employee stock options was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted average assumptions for all options granted during the fiscal years ended:

	Fiscal Years Ended September 30,
	2012	2011	2010
Risk-free interest rate	1.10% to 1.50%	1.67% to 2.53%	2.45% to 2.96%
Expected life of options	6 years	6 years	6 years
Expected dividend yield of stock	—	—	—
Expected volatility of stock	40%	40%	40%

2006 Stock Incentive Plan | Performance Vested Stock Options
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	4,636,085	$47.80
Granted	711,725	107.21
Exercised	(166,505)	32.52
Forfeited	(455,110)	58.69

Outstanding at September 30, 2012	4,726,195	$56.24	7.4 years	$404,704,078

Expected to vest	1,728,021	$51.12	7.2 years	$156,811,187

Exercisable at September 30, 2012	1,732,475	$37.17	6.6 years	$181,390,133

2003 Stock Option Plan | Time Vested Stock Options
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes activity, pricing and other information for the Company’s time vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	575,025	$10.33
Granted	—	—
Exercised	(237,550)	8.44
Forfeited	—	—

Outstanding at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

Exercisable at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

2003 Stock Option Plan | Rollover Option Awards
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes the activity, pricing and other information for the Company’s rollover option award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option
Outstanding at September 30, 2011	84,436	$3.47
Granted	—	—
Exercised	(84,436)	3.47
Forfeited	—	—

Outstanding at September 30, 2012	—	$—

Exercisable at Septmeber 30, 2012	—	$—

2003 Stock Option Plan | Performance Vested Stock Options
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	1,521,185	$11.87
Granted	—	—
Exercised	(806,538)	9.49
Forfeited	—	—

Outstanding at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Exercisable at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710